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                                ING EQUITY TRUST
                         ING Principal Protection Funds

                          Supplement Dated June 8, 2005
    To the Class A, Class B and Class C Prospectuses and Class Q Prospectuses
                  (Dates of Which are Indicated in Parentheses)

                ING Principal Protection Fund (1) (July 3, 2001)
             ING Principal Protection Fund II (2) (November 5, 2001)
                ING Principal Protection Fund III (March 1, 2002)
                 ING Principal Protection Fund IV (June 7, 2002)
               ING Principal Protection Fund V (October 11, 2002)
               ING Principal Protection Fund VI (January 10, 2003) ING Principal Protection Fund VII (April 15, 2003)


      With respect to ING Principal Protection Fund, ING Principal Protection Fund II, ING Principal Protection Fund III, ING Principal Protection Fund IV and ING Principal Protection Fund V, effective immediately, the paragraphs entitled "Fixed Component" found in the sections entitled "Management of the Fund - Adviser and Sub-Adviser - Portfolio Management During the Guarantee Period" found on page 15 of the Class A, Class B and Class C Prospectuses and page 13 of the Class Q Prospectuses are deleted in their entirety and replaced with the following:

            FIXED COMPONENT. The following individual is responsible for the day-to-day management of the Fixed Component:

            James B. Kauffmann, Portfolio Manager, joined ING Investment Management Co. (ING IM) (formerly, Aeltus Investment Management, Inc.) in 1996 and has over 18 years of investment experience. Prior to joining ING IM he was a senior fixed-income portfolio manager with Alfa Investments Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

      With respect to ING Principal Protection Fund VI effective immediately, the paragraph entitled "Fixed Component" found in the section entitled "Management of the Fund - Adviser and Sub-Adviser - Portfolio Management During the Guarantee Period" found on page 16 of the Class A, Class B and Class C Prospectus and page 14 of the Class Q Prospectus is deleted in its entirety and replaced with the following:

            FIXED COMPONENT. The following individual is responsible for the day-to-day management of the Fixed Component:


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(1) Formerly Pilgrim Principal Protection Fund
(2) Formerly Pilgrim Principal Protection Fund II

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            James B. Kauffmann, Portfolio Manager, joined ING Investment
            Management Co. (ING IM) (formerly, Aeltus Investment Management, Inc.) in 1996 and has over 18 years of investment experience. Prior to joining ING IM he was a senior fixed-income portfolio manager with Alfa Investments Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

      With respect to ING Principal Protection Fund VII, effective immediately, the paragraph entitled "Fixed Component" found in the section entitled "Management of the Fund - Adviser and Sub-Adviser - Portfolio Management During the Guarantee Period" found on page 17 of the Class A, Class B and Class C Prospectus and page 15 of the Class Q Prospectus is deleted in its entirety and replaced with the following:

            FIXED COMPONENT. The following individual is responsible for the day-to-day management of the Fixed Component:

            James B. Kauffmann, Portfolio Manager, joined ING Investment Management Co. (ING IM) (formerly, Aeltus Investment Management, Inc.) in 1996 and has over 18 years of investment experience. Prior to joining ING IM he was a senior fixed-income portfolio manager with Alfa Investments Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE